CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2020
CONVERTIBLE NOTES
CONVERTIBLE NOTES

7.    CONVERTIBLE NOTES:

	December 31,
	2020	2019
Convertible notes:
2018 BASF Venture Capital and Entrepreneurs Fund L.P. Notes due 2023	$—	$5,456,592
2018 Octopus Investment Limited Notes due 2023	—	2,648,831
2019 Octopus, EF, and Other Notes due 2024	—	3,847,427
Debt discount and debt issuance costs, net	—	(4,672,400)
Total convertible notes	—	7,280,450
Accrued interest	—	1,032,671
Total convertible notes payable and accrued interest	$—	$8,313,121

On January 24, 2020, a Qualified Financing Event (as defined below) occurred when the Company received cumulative investment proceeds in excess of $4,600,000 from the sale and issuance of common shares. The fair value of the Company’s common shares were $0.02039 per share. The 2018 BASF Venture Capital and Entrepreneurs Fund L.P. Notes (as defined below), 2018 Octopus Investment Limited Notes (as defined below), and the 2019 Octopus, EF, and Other Notes (as defined below) in the aggregate principal amount of $11,795,998 were converted into 723,157,012 of A Ordinary common shares (at the discounted price of $0.01631 per share), and the related unpaid and accrued interest totaling $1,062,725 were also converted into 65,150,640 of A Ordinary common shares of the Company (at the discounted price of $0.01631 per share). The Company recognized a loss on conversion of $5,469,825 for the year ended December 31, 2020 related to the conversion of notes measured as the difference. As a result of the conversion, the Company also recognized the unamortized debt discount related to the beneficial conversion feature of $6,767,178 as interest expense for the year ended December 31, 2020.

During the years ended December 31, 2020 and 2019, the Company incurred an effective interest rate of 13.5% and 17.8%, respectively, relating to convertible notes. The interest expense recognized based on the debt’s stated interest rate for the years ended December 31, 2020 and 2019 was $42,784 and $812,807, respectively. Additional interest expense related to the amortization of debt issuance cost was $24,810 and $221,362 for the years ended December 31, 2020 and 2019, respectively.

The activity for the Company’s convertible notes is as follows:

	For the Year Ended December 31,
	2020	2019
Balance, beginning of period	$7,280,450	$5,705,949
Issuance of 2019 Octopus, EF, and Other Notes	—	3,681,289
Debt discount – bifurcation of redemption feature	—	(2,608,351)
Amortization of debt discount	24,810	221,362
Extinguishment of debt discount	6,767,178	—
Loss on conversion of note	9,343,697	—
Conversion of notes to equity	(23,629,802)	—
Foreign currency translation	213,667	280,201
Balance, end of period	$—	$7,280,450

Loss on the conversion of notes is included on the consolidated statement of operations and other comprehensive loss as loss on conversion of convertible notes payable. The amount displayed in the statement of operations and other comprehensive loss is inclusive of the loss on notes in the amount of $9,343,697, loss on accrued interest in the amount of $1,046,085 and offset by the gain on the extinguishment of derivative liability in the amount of $4,919,957  (Note 8).

2018 BASF Venture Capital and Entrepreneurs Fund L.P. Notes

On April 18, 2018, the Company entered into a convertible note agreement (the “2018 BASF Venture Capital and Entrepreneurs Fund L.P. Notes”), with BASF Venture Capital (“BASF”) and Entrepreneurs Fund L.P. (“EF”) with an aggregate principal of $5,861,848. The 2018 BASF/EF Convertible Note was issued in three separate tranches on April 18, 2018, July 20, 2018, and December 28, 2018.

The 2018 BASF Venture Capital and Entrepreneurs Fund L.P. Notes and accrued but unpaid interest were convertible into the common share based on (i) fund raising at a price paid per Senior Share equal to the price paid per Senior Share by the investors on a Fund Raising at a discount to the per share price in the Fund Raising, (ii) sale of the company at a price per Senior Share of $0.18496, or (iii) listing of the company on a publicly traded market at a price per Senior Share of $0.18496. The principal amount shall accrue interest at a rate of 8% per annum, from the Issue Date up until the first anniversary of the Issue Date. Interest shall accrue on the principal amount at a rate of 15% per annum from, and including, the first anniversary of the Issue Date up until the notes are (i) converted, cancelled, repaid or redeemed or (ii) the longstop date. Accrued interest was to be calculated on the basis of a 365‑day year for the actual number of days elapsed.

The activity for the 2018 BASF Venture Capital and Entrepreneurs Fund L.P. Notes is show below:

	For the Year Ended December 31,
	2020	2019
Balance, beginning of period	$4,129,055	$3,852,404
Amortization of debt discount	11,231	121,234
Extinguishment of debt discount	2,790,477	—
Loss on conversion of note	3,784,445	—
Conversion of notes to equity	(10,787,233)	—
Foreign currency translation	72,025	155,417
Balance, end of period	$—	$4,129,055

2018 Octopus Notes

On July 20, 2018 the Company entered into a convertible note agreement (the “2018 Octopus Investment Limited Notes”) with Octopus Investment Limited (“Octopus”) with an aggregate nominal amount of $2,621,713. The 2018 Octopus Convertible Note was issued in two separate tranches on July 20, 2018 and December 28, 2018.

The 2018 Octopus Notes and accrued but unpaid interest were convertible into the common shares based on (i) fund raising at a price paid per Senior Share equal to the price paid per Senior Share by the investors on a Fund Raising at a discount, (ii) sale of the company at a price per Senior Share of $0.17041, or (iii) listing of the company on a publicly traded market at a price per Senior Share of $0.17041. The principal amount shall accrue interest at a rate of 8% per annum, from the Issue Date up until the first anniversary of the Issue Date. Interest shall accrue on the principal amount at a rate of 12% per annum from, and including, the first anniversary of the Issue Date up until the notes are (i) converted, cancelled, repaid or redeemed or (ii) the longstop date. Accrued interest was to be calculated on the basis of a 365‑day year for the actual number of days elapsed.

The activity for the 2018 Octopus Investment Limited Notes is show below:

	For the Year Ended December 31,
	2020	2019
Balance, beginning of period	$1,993,132	$1,853,545
Amortization of debt discount	6,010	64,573
Extinguishment of debt discount	1,380,295	—
Loss on conversion of note	1,821,767	—
Conversion of notes to equity	(5,236,524)	—
Foreign currency translation	35,320	75,014
Balance, end of period	$—	$1,993,132

2019 Octopus, EF, and Other Notes

On June 26, 2019 the Company entered into a convertible note agreement (the “2019 Octopus, EF, and Other Notes”) with Octopus, EF, and various private investors with an aggregate nominal amount of $3,681,289. The 2019 Octopus Convertible Note was issued in two separate tranches on June 26, 2019 and September 23, 2019.

The 2018 Octopus, EF, and Other Notes and accrued but unpaid interest were convertible into the common shares based on (i) fund raising at a price paid per Senior Share equal to the price paid per Senior Share by the investors on a Fund Raising at a discount, (ii) sale of the company at a price per Senior Share of $0.16491,  (iii) listing of the company on a publicly traded market at a price per Senior Share of $0.16491, or (ii) any date following the first anniversary of the date the of the Instrument at a price per Senior Share of $0.12622. The principal amount shall accrue interest at a rate of 10% per annum, from the Issue Date up until the notes are (i) converted, cancelled, repaid or redeemed or (ii) the longstop date. Accrued interest was to be calculated on the basis of a 365‑day year for the actual number of days elapsed. The issuance of convertible notes with a beneficial redemption feature resulted in a debt discount of $2,608,351.

The activity for the 2019 Octopus, EF, and Other Notes is show below:

	For the Year Ended December 31,
	2020	2019
Balance, beginning of period	$1,158,263	$—
Issuance of 2019 Octopus, EF, and Other Notes	—	3,681,289
Debt discount – bifurcation of redemption feature	—	(2,608,351)
Amortization of debt discount	7,569	35,555
Extinguishment of debt discount	2,596,406	—
Loss on conversion of note	3,737,485	—
Conversion of notes to equity	(7,606,045)	—
Foreign currency translation	106,322	49,770
Balance, end of period	$—	$1,158,263